Taxation - Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Roll Forward of Valuation Allowances of Deferred Tax Asset [Abstract]
Balance	$ 2,297,022	$ 929,574	$ 238,081
Additions of valuation allowance	2,633,680	1,430,665	675,650
Foreign currency translation adjustments	185,722	(63,217)	15,843
Balance	$ 5,116,424	$ 2,297,022	$ 929,574